MINNESOTA MUNICIPAL
TERM TRUSTS

                                 MNA
                                 MNB


ANNUAL REPORT
DECEMBER 31,
2001





                             [US BANCORP ASSET MANAGEMENT LOGO]

[US BANCORP ASSET MANAGEMENT LOGO]

MINNESOTA MUNICIPAL TERM TRUSTS


PRIMARY INVESTMENTS

Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.


FUND OBJECTIVE

Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are nondiversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax, and to return $10 per share to investors on or before April 15, 2002, and April 15, 2003, respectively. Each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that either fund will achieve its objective.


TABLE OF CONTENTS

  2 Fund Overview

  8 Financial Statements
    and Notes

    Investments in
    Securities

    21  MNA
    25  MNB

 31 Independent
    Auditor's Report

 32 Federal Income
    Tax Information

 34 Shareholder Update



    NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS

Based on net asset value for the periods ended December 31, 2001

[CHART]

                                        ONE YEAR     FIVE YEAR   SINCE INCEPTION
                                        --------     ---------   ---------------
Minnesota Municipal Term Trust
 (MNA, Inception 9/26/1991)               4.90%        4.71%          6.97%

Minnesota Municipal Term Trust II
 (MNB, Inception 4/24/1992)               6.14%        5.52%          7.01%


All total returns are through December 31, 2001, and reflect the reinvestment of distributions but not sales charges. Net asset value
(NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax, and returning $10 per share to investors at the funds' termination dates. - Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended December 31, 2001, were 8.52%, 5.95%, and 6.38% for MNA, and 10.75%, 6.83%, and 6.55%
for MNB. These returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the funds' dividend reinvestment plan, but not on initial purchases. - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to NAV. Therefore, you may be unable to realize the full NAV of your shares when you sell.

FUND OVERVIEW

February 15, 2002

WE ARE PLEASED TO ANNOUNCE THAT THE MINNESOTA MUNICIPAL TERM TRUST (MNA)--THE FIRST MINNESOTA MUNICIPAL TERM TRUST EVER ISSUED--WILL RETURN MORE THAN ITS $10 PER SHARE OBJECTIVE WHEN IT TERMINATES IN APRIL 2002. The net asset value of MNA was $10.25 per share as of December 31, 2001. Also, the remaining state term trust, the Minnesota Municipal Term Trust II (MNB), is on track with returning at least $10 per share at its termination date in April 2003 with a net asset value of $10.46 as of December 31, 2001. In addition, both trusts continued to pay high tax-free income by maintaining the same monthly dividend amounts they have paid since inception: 5.09 cents per share for MNA and 4.92 cents per share for MNB.

THE MOST SIGNIFICANT EVENT FOR THE BOND MARKET DURING THE FISCAL YEAR WAS THE FEDERAL RESERVE'S CAMPAIGN TO LOWER INTEREST RATES TO HELP THE FALTERING U.S. ECONOMY. From January through December, the Fed cut short-term rates 11 times from 6.50% to 1.75%. The cuts set a record for the most cuts in a calendar year by the central bank and left short-term rates at their lowest level in 40 years. Intermediate- and long-term municipal bond rates--as measured by the Bond Buyer 20 Index--exhibited a fair amount of volatility during the period but ended at 5.26%, close to where they began at 5.14%. On the other hand, short-term municipal bond rates fell drastically, in step with the cuts made by the Fed.


BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS'
TERMINATION DATES


                                        MNA          MNB
                                     INCEPTION    INCEPTION
                                     9/26/1991    4/24/1992
                                     ---------    ---------
At the Fund's Inception                  0%           0%
As of December 31, 2001                 84%          36%



FUND MANAGEMENT

DOUG WHITE, CFA, is primarily responsible for the management of the Minnesota Municipal Term Trusts. He has 19 years of financial experience.

CATHERINE STIENSTRA assists with the management of the Minnesota Municipal Term Trusts. She has 14 years of financial experience.

THE MUNICIPAL MARKET WAS ALSO IMPACTED BY A REVERSAL IN SUPPLY AND DEMAND TRENDS THAT BEGAN IN 2001. After a period of declining supply in the municipal bond market, supply of bonds was up 43% nationally and 10% in Minnesota compared to the same time frame last year. Typically an increase in supply would cause rates for municipal bonds to rise relative to Treasury securities. However, there has also been a big increase in demand for bonds due to the volatile stock market and several large buyers in the municipal market. This demand absorbed much of the excess supply of municipal bonds and dampened the effect on rates. Although these supply and demand trends affected the municipal market, they had little impact on the funds as turnover remains low as their termination dates approach.

MNB BENEFITED FROM FALLING SHORT-TERM MUNICIPAL RATES AS THE LOWER RATES REDUCED THE COST OF LEVERAGING THE PORTFOLIO. The fund is leveraged through the issuance of preferred stock. (See page 6 for more information about preferred stock.) The lower rates allowed us to borrow money at decreased costs and invest those borrowed funds in higher-yielding municipal investments. This, in turn, increased MNB's dividend reserve from 57 cents per share as of June 30, 2001, to 62 cents per share as of December 31, 2001.



DISTRIBUTION HISTORY SINCE INCEPTION


                                                              MNA         MNB
                                                           INCEPTION   INCEPTION
                                                           9/26/1991   4/24/1992
                                                           ---------   ---------
Total Monthly Income Distributions Through 12/31/2001
  Common Shareholders                                         $6.38       $5.66
  Preferred Shareholders (On a Common Share Basis)            $1.53       $1.45
Total Capital Gains Distributions to Common
Shareholders Through 12/31/2001                               $0.19       $0.18

MNA DID NOT BENEFIT FROM LOWER SHORT-TERM RATES AS WE HAVE DELEVERAGED THAT FUND--CALLED IN ITS PREFERRED STOCK--TO PREPARE FOR ITS TERMINATION. MNA began to use its dividend reserve to maintain its monthly common stock distributions as it approached termination. Also, to avoid paying extra taxes on undistributed income, MNA paid out a special dividend of 2.5 cents per share from tax-exempt net investment income in September 2001 that reduced the dividend reserve. The reserve for MNA decreased during the period from 70 cents per share as of December 31, 2001, to 60 cents per share as of December 31, 2001. We deleverage the portfolios as they near termination in order to reduce the interest-rate risk and credit risk in the portfolio. We expect to begin the process of calling in the preferred stock for MNB in 2002.

IN ADDITION TO REMOVING THE LEVERAGE, WE ALSO REDUCE THE RISK IN THE FUNDS AS WE NEAR TERMINATION BY SELLING OFF LONGER-MATURITY BONDS AS OPPORTUNITIES ARISE. We then replace these longer-term holdings with bonds that mature closer to the termination dates of the trusts. As of the period end, this process was almost complete in MNA with 84% of its holdings maturing before the termination in April 2002. At the end of January 2002, that number had increased to 94%. In MNB, 36% of its holdings mature within a year of the fund's termination as of December 31, 2001.

ALTHOUGH THE FUNDS' NET ASSET VALUES ARE CURRENTLY ABOVE $10, THEY WILL TREND DOWNWARD AS THE PORTFOLIOS NEAR TERMINATION. Three factors cause this decline in net asset value. First, because of the strategy of selling longer-term bonds as the funds near termination, the funds may realize gains that will be distributed to shareholders. Second, the shorter-term securities may not generate enough income to maintain the funds' distribution levels, which would cause the funds to dip into their dividend reserves. Because both the capital gains and the dividend reserves are part of the net asset value of the funds, the net asset values will decrease as they are paid out. Third, some of the bonds in the portfolios have values greater than their maturity or redemption values. Over time their market prices will converge toward prices that are at or near their maturity or refunding prices. MNA provides a good example of these factors as its net asset value was $10.45 six months ago and has trended downward to $10.25 as of December 31, 2001.

MNA PAID OUT SPECIAL DIVIDENDS IN SEPTEMBER 2001, AND BOTH MNA AND MNB PAID OUT SPECIAL DIVIDENDS IN JANUARY 2002 TO AVOID PAYING EXTRA TAXES ON UNDISTRIBUTED INCOME. MNA paid a special dividend of 2.5 cents per share from tax-exempt net investment income in September 2001. In January 2002, MNA paid out a long-term capital gain of .92 cents per share and a taxable distribution of .05 cents per share. Also in January 2002, MNB paid out a taxable distribution of .13 cents per share.

AS ALWAYS, WE APPRECIATE YOUR INVESTMENT IN THESE FUNDS AND THE TRUST YOU HAVE PLACED IN OUR COMPANY TO MANAGE THEM. If you are a shareholder of MNA, this will be the last shareholder report you receive from us regarding the fund. We are pleased that we will be able to exceed the objective of the fund at termination and hope we have helped you achieve some of your financial goals. Please watch for more information (coming soon in the mail) about the process for terminating your shares in April. If you have any questions or would like help with reallocating your term trust investment, please call us at 800-677-FUND. To the shareholders of MNB, we will continue to execute the strategy outlined above and closely monitor the net asset value and income stream of the fund. We currently see no events that would cause us to fall short of MNB's objectives at its termination in 2003.

Sincerely,

/s/ Mark Jordahl

Mark Jordahl
Chief Investment Officer
U.S. Bancorp Asset Management, Inc.

NET ASSET VALUE SUMMARY OF COMMON SHARES


                                                              MNA         MNB
                                                           INCEPTION   INCEPTION
                                                           9/26/1991   4/24/1992
                                                           ---------   ---------
Initial Offering Price                                       $10.00     $10.00
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                                 -$0.66     -$0.67
Accumulated Realized Gains on 12/31/2001                     +$0.32         --
                                                             ------     ------
SUBTOTAL                                                      $9.66      $9.33

Dividend Reserve
(Undistributed Net Investment Income) on 12/31/2001          +$0.55     +$0.57
Unrealized Appreciation on Investments on 12/31/2001         +$0.04     +$0.56
                                                             ------     ------
NET ASSET VALUE PER SHARE ON 12/31/2001                      $10.25     $10.46
                                                             ======     ======

PREFERRED STOCK

The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if the fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.

PORTFOLIO COMPOSITION
As a percentage of total assets on December 31, 2001

MINNESOTA MUNICIPAL TERM TRUST

[CHART]

Short-Term                              69%
Utility Revenue                         11%
Municipal Derivative Securities          6%
General Obligations                      5%
Housing Revenue                          4%
Education Revenue                        2%
Health Care Revenue                      2%
Other Assets                             1%


MINNESOTA MUNICIPAL TERM TRUST II

[CHART]

Health Care Revenue                     21%
Utility Revenue                         20%
Housing Revenue                         17%
Education Revenue                        9%
General Obligations                      9%
IDR Pollution Control Revenue            9%
Municipal Derivative Securities          6%
Industrial Development Revenue           4%
Building Revenue                         2%
Other Assets                             1%
School District Revenue                  1%
Short-Term                               1%

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2001
.................................................................................

                                                               MINNESOTA      MINNESOTA
                                                               MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II
                                                              ------------  --------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $58,685,080    $ 52,864,314
Cash in bank on demand deposit .............................      200,194              --
Accrued interest receivable ................................      361,165         872,597
Other assets ...............................................        2,193           7,405
                                                              -----------    ------------
  Total assets .............................................   59,248,632      53,744,316
                                                              -----------    ------------

LIABILITIES:
Common stock distributions payable (note 2) ................      443,712         174,730
Preferred stock distributions payable (note 3) .............           --           3,040
Accrued investment management fee (note 5) .................       12,570          11,395
Accrued administrative fee (note 5) ........................       10,056           9,116
Other accrued expenses .....................................       15,099          14,281
                                                              -----------    ------------
  Total liabilities ........................................      481,437         212,562
                                                              -----------    ------------
  Net assets applicable to outstanding capital stock .......  $58,767,195    $ 53,531,754
                                                              ===========    ============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $53,528,906    $ 49,635,603
Undistributed net investment income ........................    3,153,269       1,961,778
Accumulated net realized gain (loss) on investments ........    1,847,322          (7,745)
Net unrealized appreciation of investments .................      237,698       1,942,118
                                                              -----------    ------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $58,767,195    $ 53,531,754
                                                              ===========    ============

*Investments in securities at identified cost ..............  $58,447,382    $ 50,922,196
                                                              ===========    ============

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $58,767,195    $ 36,181,754
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................    5,732,710       3,460,000
Net asset value per share ..................................  $     10.25    $      10.46
Market price per share .....................................  $     10.21    $      10.61

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $        --    $ 17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................           --             694
Liquidation preference per share ...........................  $        --    $     25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2001 Annual Report  8  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 2001
.................................................................................

                                                               MINNESOTA     MINNESOTA
                                                               MUNICIPAL     MUNICIPAL
                                                              TERM TRUST   TERM TRUST II
                                                              -----------  --------------
INCOME:
Interest ...................................................  $3,972,246     $ 3,081,214
Dividends ..................................................      23,073              --
                                                              ----------     -----------

  Total investment income ..................................   3,995,319       3,081,214
                                                              ----------     -----------

EXPENSES (NOTE 5):
Investment management fee ..................................     180,816         134,853
Administrative fee .........................................     143,043         107,963
Remarketing agent fee ......................................      72,022          43,872
Custodian fees .............................................      10,849           8,091
Transfer agent fees ........................................      23,845          23,366
Registration fees ..........................................      19,518           9,642
Reports to shareholders ....................................      23,299          18,298
Directors' fees ............................................       3,084           3,033
Audit and legal fees .......................................      37,081          37,081
Other expenses .............................................      27,609          23,272
                                                              ----------     -----------
  Total expenses ...........................................     541,166         409,471
                                                              ----------     -----------

  Net investment income ....................................   3,454,153       2,671,743
                                                              ----------     -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................   2,265,431          87,150
Net change in unrealized appreciation or depreciation
  of investments ...........................................  (2,454,241)       (131,853)
                                                              ----------     -----------

  Net loss on investments ..................................    (188,810)        (44,703)
                                                              ----------     -----------

    Net increase in net assets resulting
      from operations ......................................  $3,265,343     $ 2,627,040
                                                              ==========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2001 Annual Report  9  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                                  MINNESOTA MUNICIPAL
                                                                      TERM TRUST
                                                              ---------------------------
                                                               Year Ended     Year Ended
                                                                12/31/01       12/31/00
                                                              -------------  ------------
OPERATIONS:
Net investment income ......................................   $ 3,454,153   $ 4,587,125
Net realized gain on investments ...........................     2,265,431        15,505
Net change in unrealized appreciation or depreciation
  of investments ...........................................    (2,454,241)      264,724
                                                               -----------   -----------

  Net increase in net assets resulting from operations .....     3,265,343     4,867,354
                                                               -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................    (3,647,723)   (3,501,539)
    Preferred stock dividends ..............................      (394,295)   (1,186,195)
From net realized gains:
    Common stock dividends .................................      (149,051)           --
                                                               -----------   -----------
  Total distributions ......................................    (4,191,069)   (4,687,734)
                                                               -----------   -----------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions .....   (28,800,000)           --
                                                               -----------   -----------
  Total increase (decrease) in net assets ..................   (29,725,726)      179,620

Net assets at beginning of year ............................    88,492,921    88,313,301
                                                               -----------   -----------

Net assets at end of year ..................................   $58,767,195   $88,492,921
                                                               ===========   ===========

Undistributed net investment income ........................   $ 3,153,269   $ 3,741,134
                                                               ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            2001 Annual Report  10  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                                  MINNESOTA MUNICIPAL
                                                                     TERM TRUST II
                                                              ---------------------------
                                                               Year Ended     Year Ended
                                                                12/31/01       12/31/00
                                                              -------------  ------------
OPERATIONS:
Net investment income ......................................   $ 2,671,743   $ 2,700,596
Net realized gain (loss) on investments ....................        87,150       (96,348)
Net change in unrealized appreciation or depreciation
  of investments ...........................................      (131,853)      957,522
                                                               -----------   -----------

  Net increase in net assets resulting from operations .....     2,627,040     3,561,770
                                                               -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................    (2,047,252)   (2,042,784)
    Preferred stock dividends ..............................      (435,084)     (668,087)
                                                               -----------   -----------
  Total distributions ......................................    (2,482,336)   (2,710,871)
                                                               -----------   -----------

  Total increase in net assets .............................       144,704       850,899

Net assets at beginning of year ............................    53,387,050    52,536,151
                                                               -----------   -----------

Net assets at end of year ..................................   $53,531,754   $53,387,050
                                                               ===========   ===========

Undistributed net investment income ........................   $ 1,961,778   $ 1,772,371
                                                               ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            2001 Annual Report  11  Minnesota Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  ORGANIZATION
.............................
                Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2008 in the case of MNB. The funds invest primarily in investment grade Minnesota municipal obligations, including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA. Shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

                The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
.............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' Board of Directors in good faith at "fair value," that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed-income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider

--------------------------------------------------------------------------------

            2001 Annual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Pricing services value domestic and foreign equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there are no reported sales of a security on the valuation date, it is valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there are no sales and no published bid and asked quotations for a security on the valuation date or the security is not traded on an exchange or Nasdaq, the pricing service may obtain market quotations directly from broker-dealers.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                INVERSE FLOATERS
                As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the funds to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the

--------------------------------------------------------------------------------

            2001 Annual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds' shares may be more volatile than if the funds did not invest in such securities. At December 31, 2001, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had investments in inverse floaters with a value of $3,513,125 and $3,151,769, respectively, which represent 6.0% and 5.9% of net assets, respectively.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 2001, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had no outstanding when-issued or forward-commitments.

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

--------------------------------------------------------------------------------

            2001 Annual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                There are no material differences between the book and tax basis of distributable earnings at December 31, 2001, and no material differences between the book and tax basis of dividends paid during the years ended December 31, 2001 and 2000.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the dividend reinvestment plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                The funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements with certain broker-dealers secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States

--------------------------------------------------------------------------------

            2001 Annual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
.............................
                Minnesota Municipal Term Trust Inc. II has issued and, as of December 31, 2001, has outstanding 694 shares of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 2001, the dividend rate was 1.60%.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2001, were as follows:

                                           MINNESOTA     MINNESOTA
                                           MUNICIPAL     MUNICIPAL
                                          TERM TRUST   TERM TRUST II
                                          -----------  -------------
Purchases ..............................  $ 5,538,630   $10,427,478
Proceeds from sales ....................   73,762,288    10,666,702

(5) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the agreement), U.S. Bancorp Asset Management, Inc. (the advisor), a subsidiary of U.S. Bank National Association (U.S. Bank) and successor to First American Asset Management, manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. Each fund's agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.25% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

--------------------------------------------------------------------------------

            2001 Annual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services, to each fund. Each fund's administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the administrator provides regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                Minnesota Municipal Term Trust Inc. II has entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal and auditing services, insurance, interest, taxes, and other miscellaneous expenses.

                During the year ended December 31, 2001, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II paid $10,849 and $8,091, respectively, to U.S. Bank for custody services.

--------------------------------------------------------------------------------

            2001 Annual Report  17  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(6) CAPITAL SHARE
    TRANSACTIONS
.............................
                In preparation for the anticipated termination and liquidation of Minnesota Municipal Term Trust Inc. on or about April 15, 2002, the fund redeemed the remaining outstanding shares of its preferred stock at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through the redemption date. The fund redeemed the following shares of preferred stock:

DATE                                      SHARES     COST
----                                      ------  -----------
4/11/01 ................................    480   $12,000,000
6/13/01 ................................    240     6,000,000
8/8/01 .................................    360     9,000,000
9/5/01 .................................     72     1,800,000
                                          -----   -----------
                                          1,152   $28,800,000
                                          =====   ===========

(7) CAPITAL LOSS
    CARRYOVER
.............................
                For federal income tax purposes, Minnesota Municipal Term Trust Inc. II had capital loss carryovers at December 31, 2001, of $7,745, which, if not offset by subsequent capital gains, will expire on December 31, 2008. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

--------------------------------------------------------------------------------

            2001 Annual Report  18  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                                                      Year Ended December 31,
                                                              ---------------------------------------
                                                               2001    2000    1999   1998(g)   1997
                                                              ------  ------  ------  -------  ------
PER-SHARE DATA
Net asset value, common stock, beginning of period .........  $10.41  $10.38  $11.12  $11.28   $11.15
                                                              ------  ------  ------  ------   ------
Operations:
  Net investment income ....................................    0.60    0.80    0.78    0.86     0.88
  Net realized and unrealized gains (losses)
    on investments .........................................   (0.02)   0.05   (0.64)  (0.08)    0.07
                                                              ------  ------  ------  ------   ------
    Total from operations ..................................    0.58    0.85    0.14    0.78     0.95
                                                              ------  ------  ------  ------   ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ............................   (0.64)  (0.61)  (0.72)  (0.66)   (0.61)
    Paid to preferred shareholders .........................   (0.07)  (0.21)  (0.16)  (0.15)   (0.16)
  From net realized gains on investments
    Paid to common shareholders ............................   (0.03)     --      --   (0.10)   (0.04)
    Paid to preferred shareholders .........................      --      --      --   (0.03)   (0.01)
                                                              ------  ------  ------  ------   ------
  Total distributions to shareholders ......................   (0.74)  (0.82)  (0.88)  (0.94)   (0.82)
                                                              ------  ------  ------  ------   ------
  Net asset value, common stock, end of period .............  $10.25  $10.41  $10.38  $11.12   $11.28
                                                              ======  ======  ======  ======   ======
  Per-share market value, common stock, end of period ......  $10.21  $10.00  $ 9.81  $11.44   $11.13
                                                              ======  ======  ======  ======   ======
SELECTED INFORMATION
  Total return, common stock, net asset value(a) ...........    4.90%   6.36%  (0.16)%   5.47%   7.15%
  Total return, common stock, market value(b) ..............    8.78%   8.25%  (8.15)%  10.04%  12.48%
  Net assets at end of period (in millions) ................  $   59  $   89  $   88  $   93   $   93
  Ratio of expenses to average weekly net assets applicable
    to common stock(e) .....................................    0.91%   1.03%   1.03%   0.96%    0.97%
  Ratio of net investment income to average weekly net
    assets applicable to common stock(c)(f) ................    5.12%   5.73%   5.79%   6.25%    6.37%
  Portfolio turnover rate (excluding
    short-term securities) .................................       9%     20%     19%     11%       8%
  Remarketed preferred stock outstanding end of period
    (in millions) ..........................................  $   --  $   29  $   29  $   29   $   29
  Asset coverage per share (in thousands)(d) ...............  $   --  $   77  $   77  $   80   $   81
  Liquidation preference and market value per share
    (in thousands) .........................................  $   --  $   25  $   25  $   25   $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE NET ASSETS APPLICABLE TO COMMON STOCK.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.75%, 0.70%, 0.70%, 0.66%, AND 0.67% FOR THE FISCAL YEARS 2001, 2000, 1999, 1998, AND
     1997, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.77%, 5.21%, 4.94%, 5.26%, AND 5.41% FOR THE FISCAL YEARS 2001, 2000, 1999, 1998,
     AND 1997, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

            2001 Annual Report  19  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(8) FINANCIAL
    HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                                                      Year Ended December 31,
                                                              ---------------------------------------
                                                               2001    2000    1999   1998(g)   1997
                                                              ------  ------  ------  -------  ------
PER-SHARE DATA
Net asset value, common stock, beginning of period .........  $10.42  $10.17  $10.90  $10.94   $10.71
                                                              ------  ------  ------  ------   ------
Operations:
  Net investment income ....................................    0.77    0.78    0.73    0.80     0.81
  Net realized and unrealized gains (losses)
    on investments .........................................   (0.01)   0.25   (0.68)     --     0.23
                                                              ------  ------  ------  ------   ------
    Total from operations ..................................    0.76    1.03    0.05    0.80     1.04
                                                              ------  ------  ------  ------   ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ............................   (0.59)  (0.59)  (0.60)  (0.59)   (0.59)
    Paid to preferred shareholders .........................   (0.13)  (0.19)  (0.14)  (0.15)   (0.16)
  From net realized gains on investments
    Paid to common shareholders ............................      --      --   (0.03)  (0.08)   (0.05)
    Paid to preferred shareholders .........................      --      --   (0.01)  (0.02)   (0.01)
                                                              ------  ------  ------  ------   ------
  Total distributions to shareholders ......................   (0.72)  (0.78)  (0.78)  (0.84)   (0.81)
                                                              ------  ------  ------  ------   ------
  Net asset value, common stock, end of period .............  $10.46  $10.42  $10.17  $10.90   $10.94
                                                              ======  ======  ======  ======   ======
  Per-share market value, common stock, end of period ......  $10.61  $10.13  $ 9.56  $11.31   $10.69
                                                              ======  ======  ======  ======   ======
SELECTED INFORMATION
  Total return, common stock, net asset value(a) ...........    6.14%   8.51%  (1.03)%   5.95%   8.34%
  Total return, common stock, market value(b) ..............   10.75%  12.32% (10.33)%  12.56%  10.78%
  Net assets at end of period (in millions) ................  $   54  $   53  $   53  $   55   $   55
  Ratio of expenses to average weekly net assets applicable
    to common stock(e) .....................................    1.12%   1.12%   1.17%   1.06%    1.09%
  Ratio of net investment income to average weekly net
    assets applicable to common stock(c)(f) ................    6.11%   5.75%   5.53%   5.87%    6.06%
  Portfolio turnover rate (excluding
    short-term securities) .................................      20%     29%     18%      9%      10%
  Remarketed preferred stock outstanding end of period
    (in millions) ..........................................  $   17  $   17  $   17  $   17   $   17
  Asset coverage per share (in thousands)(d) ...............  $   77  $   77  $   76  $   79   $   80
  Liquidation preference and market value per share
    (in thousands) .........................................  $   25  $   25  $   25  $   25   $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE NET ASSETS APPLICABLE TO COMMON STOCK.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.76%, 0.75%, 0.79%, 0.73%, AND 0.74% FOR THE FISCAL YEARS 2001, 2000, 1999, 1998, AND
     1997, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.95%, 5.12%, 4.68%, 4.98%, AND 5.13% FOR THE FISCAL YEARS 2001, 2000, 1999, 1998,
     AND 1997, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

            2001 Annual Report  20  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                   December 31, 2001
 .......................................................................................

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (30.3%):
MUNICIPAL BONDS (24.3%):
  EDUCATION REVENUE (2.2%):
    Higher Education Facility - College of St. Benedict,
      4.50%, 3/1/02......................................  $ 265,000         $   265,898
    Higher Education Facility - St. John's University
      (Callable 10/01/07 at 100), 5.35%, 10/1/17.........    500,000             502,855
    Higher Education Facility - University of St. Thomas
      (Callable 4/1/07 at 100), 5.35%, 4/1/17............    500,000             504,005
                                                                             -----------
                                                                               1,272,758
                                                                             -----------

  GENERAL OBLIGATIONS (5.5%):
    Dakota County General Obligation, 4.50%, 2/1/02......  1,000,000           1,002,420
    Mankato School District (FSA) (Crossover refunded to
      2/1/02 at 100), 6.35%, 2/1/13......................  1,200,000(b)(d)     1,204,596
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02 at 100), 7.00%, 2/1/12...................  1,000,000(b)(d)     1,004,520
                                                                             -----------
                                                                               3,211,536
                                                                             -----------

  HEALTH CARE REVENUE (1.7%):
    Breckenridge Health Facility - Catholic Health
      Corporation (MBIA) (Callable at 11/15/03 at 102),
      5.25%, 11/15/13....................................  1,000,000(b)        1,015,670
                                                                             -----------

  HOUSING REVENUE (3.5%):
    Burnsville Oak Leaf Apartments (GNMA) (Callable
      2/25/02 at 103), 7.05%, 1/1/12.....................     30,000(b)           30,937
    Rochester Multifamily Housing, AMT, 6.38%, 9/1/37....  1,800,000(e)        1,847,466
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/03 at 102), 6.90%, 12/1/21..........    200,000             203,778
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/03 at 102), 6.90%, 12/1/11..........      9,000               9,038
                                                                             -----------
                                                                               2,091,219
                                                                             -----------

  UTILITY REVENUE (11.4%):
    Chaska Electric Revenue (Callable 10/1/10 at 100),
      5.70%, 10/1/15.....................................    995,000           1,023,894
    Chaska Electric Revenue (Callable 10/1/10 at 100),
      5.63%, 10/1/14.....................................    945,000             973,530
    Chaska Electric Revenue (Callable 10/1/10 at 100),
      5.50%, 10/1/13.....................................    895,000             919,299
    Chaska Electric Revenue (Callable 10/1/10 at 100),
      5.50%, 10/1/12.....................................    845,000             874,575

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  21  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
    Chaska Electric Revenue (Callable 10/1/10 at 100),
      5.40%, 10/1/11.....................................  $ 805,000         $   834,745
    Northern Municipal Power (FSA), 4.70%, 1/1/02........  1,605,000(b)        1,605,000
    Western Municipal Power Agency (AMBAC),
      4.80%, 1/1/02......................................    465,000(b)          465,000
                                                                             -----------
                                                                               6,696,043
                                                                             -----------

      Total Municipal Bonds
        (cost: $13,971,493)..............................                     14,287,226
                                                                             -----------

MUNICIPAL DERIVATIVE SECURITIES (6.0%):
  INVERSE FLOATERS (6.0%):
    St. Cloud General Obligation Inverse Floater
      (Crossover refunded to 2/1/02 at 100),
      10.25%, 8/1/13
      (cost: $3,591,160).................................  3,500,000(d)(f)     3,513,125
                                                                             -----------

      Total Municipal Long-Term Securities
        (cost: $17,562,653)..............................                     17,800,351
                                                                             -----------

MUNICIPAL SHORT-TERM SECURITIES (69.0%):
    Golden Valley - Unicare Homes Project,
      1.77%, 9/1/14......................................    800,000(c)          800,000
    Hennepin County General Obligation,
      1.60%, 12/1/20.....................................  2,900,000(c)        2,900,000
    Higher Education Facility - Carleton College,
      1.60%, 11/1/29.....................................  2,900,000(c)        2,900,000
    Mankato - Bethany Lutheran College,
      1.70%, 11/1/15.....................................  2,900,000(c)        2,900,000
    Maple Grove Multifamily Housing, 1.70%, 11/1/31......  2,900,000(c)        2,900,000
    Mendota Heights Multifamily Housing,
      1.70%, 11/1/31.....................................  2,955,000(c)        2,955,000
    Minneapolis - University Gateway Project,
      1.65%, 12/1/27.....................................  1,450,000(c)        1,450,000
    Minneapolis Convention Center, 1.60%, 12/1/18........  1,400,000(c)        1,400,000
    Minneapolis Convention Center, 1.60%, 12/1/09........  3,400,000(c)        3,400,000
    Minneapolis Convention Center, 1.60%, 12/1/18........  1,230,000(c)        1,230,000
    Minneapolis General Obligation, 1.60%, 3/1/27........  3,300,000(c)        3,300,000
    Minneapolis General Obligation, 1.60%, 12/1/05.......  1,295,000(c)        1,295,000
    Minneapolis General Obligation (Callable 3/1/02 @
      100), 1.60%, 12/1/16...............................  1,685,000(c)        1,685,000
    Minneapolis Housing - One Ten Grant,
      1.70%, 9/1/08......................................    910,000(c)          910,000
    Minneapolis Judgement, 1.60%, 12/1/10................    400,000(c)          400,000
    Minneapolis Multifamily Housing - Seven Corners
      Apartments, 1.70%, 11/1/31.........................  2,000,000(c)        2,000,000
    Olmsted County Certificates of Participation,
      1.70%, 8/1/05......................................  2,550,000(c)        2,550,000
    Southern Minnesota Power, 1.45%, 2/12/02.............  3,000,000(c)        3,000,000
    State General Obligations, 1.60%, 12/1/07............    575,000(c)          575,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  22  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal           Market
Description of Security                                    Amount/Shares      Value (a)
---------------------------------------------------------  ----------        -----------
    University of Minnesota, 1.50%, 12/1/36..............  $2,000,000(c)     $ 2,000,000
                                                                             -----------

      Total Municipal Short-Term Securities
        (cost: $40,550,000)..............................                     40,550,000
                                                                             -----------

RELATED PARTY MONEY MARKET FUND (0.6%):
    First American Tax Free Obligations Fund
      (cost: $334,729)...................................    334,729(g)          334,729
                                                                             -----------

      Total Investments in Securities
        (cost: $58,447,382)(h)...........................                    $58,685,080
                                                                             ===========

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  23  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     FSA - FINANCIAL SECURITY ASSURANCE
     MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,847,466 WHICH REPRESENTS 3.1% OF NET ASSETS.
(f) INVERSE FLOATER SECURITY THAT PAYS INTEREST AT RATES THAT INCREASE (DECREASE) IN THE SAME MAGNITUDE AS, OR IN A MULTIPLE OF, A DECREASE (INCREASE) IN THE MARKET RATE PAID ON A RELATED, FLOATING RATE SECURITY. INTEREST RATE DISCLOSED IS THE RATE IN EFFECT ON DECEMBER 31, 2001.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ON DECEMBER 31, 2001, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $58,445,996. DIFFERENCES BETWEEN BOOK AND TAX PRIMARILY RELATE TO DEFERRAL OF MARKET DISCOUNT AMORTIZATION. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION.......  $  320,217
      GROSS UNREALIZED DEPRECIATION.......     (81,133)
                                            ----------
        NET UNREALIZED APPRECIATION.......  $  239,084
                                            ==========

--------------------------------------------------------------------------------

            2001 Annual Report  24  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                December 31, 2001
 .......................................................................................

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.8%):
MUNICIPAL BONDS (91.9%):
    BUILDING REVENUE (1.9%):
      Olmsted County Housing Redevelopment Authority
        (Callable 2/1/02 at 100), 6.10%, 2/1/13..........  $1,000,000        $ 1,004,010
                                                                             -----------

    EDUCATION REVENUE (9.3%):
      Higher Education Facility - Augsburg College,
        4.40%, 10/1/05...................................    310,000             314,263
      Higher Education Facility - Augsburg College,
        4.40%, 10/1/04...................................    305,000             310,999
      Higher Education Facility - Macalester College
        (Prerefunded to 3/1/02 at 100), 6.30%, 3/1/14....  1,125,000(d)        1,133,876
      Higher Education Facility - Minneapolis College of
        Art, 4.75%, 5/1/08...............................    375,000             366,559
      Higher Education Facility - St. Scholastica
        (Callable 12/1/10 at 100), 5.25%, 12/1/11........    800,000             791,448
      Higher Education Facility - University of St.
        Thomas (Callable 10/1/03 @ 101),
        5.50%, 10/1/08...................................    500,000             514,575
      Maplewood - Mounds Park Academy Project (Callable
        9/1/03 at 102), 7.00%, 9/1/23....................  1,500,000           1,550,040
                                                                             -----------
                                                                               4,981,760
                                                                             -----------

    GENERAL OBLIGATIONS (9.4%):
      Anoka Independent School District (Callable 2/1/10
        at 100), 5.38%, 2/1/13...........................  1,000,000           1,044,920
      Mankato School District (FSA) (Crossover refunded
        to 2/1/02 at 100), 6.35%, 2/1/13.................  2,100,000(b)(d)     2,108,043
      State General Obligation, 5.00%, 8/1/03............  1,300,000           1,353,417
      Willmar Independent School District (AMBAC)
        (Crossover refunded to 2/1/02 at 100),
        6.25%, 2/1/15....................................    500,000(b)(d)       501,875
                                                                             -----------
                                                                               5,008,255
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  25  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
    HEALTH CARE REVENUE (20.7%):
      Agricultural and Economic Development Board Health
        Care System (Callable 11/15/10 at 101),
        5.88%, 11/15/11..................................  $2,135,000        $ 2,254,154
      Agricultural and Economic Development Board Health
        Care System, Fairview Hospital (MBIA),
        5.00%, 11/15/03..................................    695,000(b)          725,399
      Breckenridge Health Facility - Catholic Health
        Corporation (MBIA) (Callable at 11/15/03 at 102),
        5.25%, 11/15/13..................................  2,500,000(b)        2,539,175
      Duluth Hospital Facility - St. Lukes (Connie Lee)
        (Callable 5/1/02 at 102), 6.40%, 5/1/10..........    300,000             310,263
      Minneapolis and St. Paul Health Care Facilities
        (MBIA) (Prerefunded to 8/15/02 at 100),
        6.75%, 8/15/14...................................  2,500,000(b)(d)     2,550,075
      Red Wing Elderly Housing - River Region
        (Prerefunded to 9/1/05 at 100), 6.40%, 9/1/12....  1,000,000(d)        1,101,560
      Red Wing Health Care Facility (Prerefunded to
        9/1/03 at 102), 6.40%, 9/1/12....................    220,000(d)          238,258
      Waconia Housing and Redevelopment Authority -
        Public Project (Callable 1/1/03 at 100),
        5.70%, 1/1/12....................................    500,000             503,470
      Worthington Hospital Revenue (Callable 12/1/02 at
        100), 6.50%, 12/1/12.............................    440,000             426,624
      Worthington Hospital Revenue (Callable 12/1/02 at
        100), 6.50%, 12/1/11.............................    410,000             399,762
                                                                             -----------
                                                                              11,048,740
                                                                             -----------
    HOUSING REVENUE (17.0%):
      Burnsville, Summit Park Apartments (FHA) (Callable
        7/1/03 at 102), 5.75%, 7/1/11....................  1,000,000(b)        1,019,950
      Minneapolis Community Development Authority,
        Zero-Coupon (MBIA), 3.69%, 9/1/04................  1,500,000(b)(e)     1,376,070
      St. Paul Housing and Redevelopment Authority
        (Callable 12/1/01 at 102), 6.90%, 12/1/11........      4,000               4,017
      State Housing and Finance Agency (Callable 1/1/03
        at 102), AMT, 6.50%, 1/1/26......................    335,000(g)          343,315
      State Housing and Finance Agency (Callable 2/1/01
        at 102), 6.85%, 2/1/07...........................  2,945,000           3,003,812
      State Housing and Finance Agency (Callable 7/1/02
        at 102), AMT, 6.85%, 1/1/24......................    880,000(g)          901,630
      State Housing and Finance Agency (Callable 7/1/02
        at 102), AMT, 6.75%, 7/1/12......................    460,000(g)          466,794
      State Housing and Finance Agency, AMT,
        4.40%, 7/1/07....................................  2,000,000(g)        2,000,780
                                                                             -----------
                                                                               9,116,368
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  26  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
    INDUSTRIAL DEVELOPMENT REVENUE (4.0%):
      Duluth Seaway Port Authority, Cargill Inc. Project
        (Callable 5/1/02 at 102), 6.80%, 5/1/12..........  $2,090,000(f)     $ 2,157,361
                                                                             -----------
    SCHOOL DISTRICT REVENUE (0.8%):
      Hopkins Blake School Project (Prerefunded to 9/1/04
        at 100), 6.45%, 9/1/13...........................    205,000(d)          223,331
      Hopkins Blake School Project (Prerefunded to 9/1/04
        at 100), 6.45%, 9/1/14...........................    180,000(d)          196,096
                                                                             -----------
                                                                                 419,427
                                                                             -----------
    UTILITY REVENUE (19.8%):
      Northern Municipal Power (FSA), 4.75%, 1/1/03......  2,000,000(b)        2,059,220
      Northern Municipal Power, Zero-Coupon (AMBAC),
        6.50%, 1/1/10....................................  9,600,000(b)(e)     6,609,792
      Northern Municipal Power, Zero-Coupon (AMBAC),
        6.49%, 1/1/09....................................     90,000(b)(e)        65,326
      Southern Minnesota Municipal Power Agency (Callable
        1/1/03 at 102), 5.00%, 1/1/08....................  1,040,000           1,069,137
      Southern Minnesota Municipal Power Agency (Callable
        1/1/09 at 101), 5.00%, 1/1/13....................    800,000             813,336
                                                                             -----------
                                                                              10,616,811
                                                                             -----------
    WATER/POLLUTION CONTROL REVENUE (9.0%):
      State Public Facilities Authority (Prerefunded to
        3/1/02 at 102), 6.50%, 3/1/14....................  4,695,000(d)        4,827,446
                                                                             -----------

        Total Municipal Bonds
          (cost: $47,228,438)............................                     49,180,178
                                                                             -----------

MUNICIPAL DERIVATIVE SECURITIES (5.9%):
    INVERSE FLOATERS (5.9%):
      Richfield Independent School District No. 280
        Inverse Floater, 7.75%, 2/1/03...................  1,405,000(h)        1,445,394
      St. Cloud General Obligation Inverse Floater
        (Crossover refunded to 2/1/02 at 100),
        10.25%, 8/1/13...................................  1,700,000(d)(h)     1,706,375
                                                                             -----------

        Total Municipal Derivative Securities
          (cost: $3,161,391).............................                      3,151,769
                                                                             -----------

        Total Municipal Long-Term Securities
          (cost: $50,389,829)............................                     52,331,947
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  27  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal           Market
Description of Security                                    Amount/Shares      Value (a)
---------------------------------------------------------  ----------        -----------

MUNICIPAL SHORT-TERM SECURITIES (0.9%):
      Hennepin County General Obligation,
        1.60%, 12/1/20...................................  $ 200,000(c)      $   200,000
      Mankato - Bethany Lutheran College,
        1.70%, 11/1/15...................................    250,000(c)          250,000
      Maple Grove Multifamily Housing, 1.70%, 11/1/31....     50,000(c)           50,000
                                                                             -----------

        Total Municipal Short-Term Securities
          (cost: $500,000)...............................                        500,000
                                                                             -----------
RELATED PARTY MONEY MARKET FUND (0.1%):
      First American Tax Free Obligations Fund
        (cost: $32,367)..................................     32,367(i)           32,367
                                                                             -----------

        Total Investments in Securities
          (cost: $50,922,196)(j).........................                    $52,864,314
                                                                             ===========

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            2001 Annual Report  28  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FHA - FEDERAL HOUSING AUTHORITY
     FSA - FINANCIAL SECURITY ASSURANCE
     MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(f) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 2001, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,157,361 OR 4.0% OF TOTAL NET ASSETS.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $3,712,519 WHICH REPRESENTS 6.9% OF NET ASSETS.
(h) INVERSE FLOATER SECURITY THAT PAYS INTEREST AT RATES THAT INCREASE (DECREASE) IN THE SAME MAGNITUDE AS, OR IN A MULTIPLE OF, A DECREASE (INCREASE) IN THE MARKET RATE PAID ON A RELATED, FLOATING RATE SECURITY. INTEREST RATE DISCLOSED IS THE RATE IN EFFECT ON DECEMBER 31, 2001.
(i) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.
(j) ON DECEMBER 31, 2001, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $50,901,255. DIFFERENCES BETWEEN BOOK AND TAX PRIMARILY RELATE TO DEFERRAL OF MARKET DISCOUNT AMORTIZATION. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION.......  $ 2,024,769
      GROSS UNREALIZED DEPRECIATION.......      (61,710)
                                            -----------
        NET UNREALIZED APPRECIATION.......  $ 1,963,059
                                            ===========

--------------------------------------------------------------------------------

            2001 Annual Report  29  Minnesota Municipal Term Trusts

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
MINNESOTA MUNICIPAL TERM TRUST INC. AND
MINNESOTA MUNICIPAL TERM TRUST INC. II

We have audited the accompanying statements of assets and liabilities of Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, including the schedules of investments in securities, as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1998, were audited by other auditors whose report dated February 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included examination or confirmation of securities owned as of December 31, 2001, with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II at December 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
January 25, 2002

--------------------------------------------------------------------------------

            2001 Annual Report  30  Minnesota Municipal Term Trusts

               FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.97% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  --------------
February 21, 2001 ......................   $0.0509       $0.0492
March 28, 2001 .........................    0.0509        0.0492
April 25, 2001 .........................    0.0509        0.0492
May 23, 2001 ...........................    0.0509        0.0492
June 27, 2001 ..........................    0.0509        0.0492
July 25, 2001 ..........................    0.0509        0.0492
August 22, 2001 ........................    0.0509        0.0492
September 26, 2001 .....................    0.0759        0.0492
October 24, 2001 .......................    0.0509        0.0492
November 20, 2001 ......................    0.0509        0.0492
December 18, 2001 ......................    0.0509        0.0492
January 10, 2002 .......................    0.0514        0.0505
                                           -------       -------
    Total ..............................   $0.6363       $0.5917
                                           =======       =======

                COMMON STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
PAYABLE DATE                              TERM TRUST  TERM TRUST II
------------                              ----------  --------------
January 10, 2002 .......................   $0.0260      $       --
                                           =======      ==========

--------------------------------------------------------------------------------

            2001 Annual Report  31  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                PREFERRED STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.97% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                          MINNESOTA     MINNESOTA
                                          MUNICIPAL     MUNICIPAL
                                          TERM TRUST  TERM TRUST II
                                          ----------  --------------
    Total ..............................   484.5700       626.9200
                                          =========    ===========

--------------------------------------------------------------------------------

            2001 Annual Report  32  Minnesota Municipal Term Trusts

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the fund's shareholders was held on August 27, 2001. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                1. The funds' preferred shareholders elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
MINNESOTA MUNICIPAL TERM TRUST
Roger A. Gibson ........................         427                  6
Leonard W. Kedrowski ...................         427                  6

MINNESOTA MUNICIPAL TERM TRUST II
Roger A. Gibson ........................         692                 --
Leonard W. Kedrowski ...................         692                 --

                2. The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
MINNESOTA MUNICIPAL TERM TRUST
Robert J. Dayton .......................     4,923,611           561,776
Andrew S. Duff .........................     5,413,722            71,665
Andrew M. Hunter III ...................     5,413,082            72,305
John M. Murphy, Jr. ....................     5,413,222            72,165
Richard K. Riederer ....................     5,415,034            70,353
Joseph D. Strauss ......................     5,415,034            70,353
Virginia L. Stringer ...................     5,414,027            71,360
James M. Wade ..........................     5,414,027            71,360

MINNESOTA MUNICIPAL TERM TRUST II
Robert J. Dayton .......................     2,957,449           320,750
Andrew S. Duff .........................     3,239,647            38,552
Andrew M. Hunter III ...................     3,242,056            36,143
John M. Murphy, Jr. ....................     3,231,430            46,769
Richard K. Riederer ....................     3,242,030            36,169
Joseph D. Strauss ......................     3,233,863            44,336
Virginia L. Stringer ...................     3,236,572            41,627
James M. Wade ..........................     3,240,556            37,643

--------------------------------------------------------------------------------

            2001 Annual Report  33  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                3. The funds' preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the funds' Board of Directors of Ernst and Young LLP as the independent public accountants for the funds for the fiscal year ending December 31, 2001. The following votes were cast regarding this matter:

                                             SHARES           SHARES                      BROKER
                                           VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
                                          -------------  -----------------  -----------  ---------
Minnesota Municipal Term Trust               5,420,415           22,347         42,624          --
Minnesota Municipal Term Trust II            3,247,735           15,106         15,357           1

                4. The preferred and common shareholders of Minnesota Municipal Term Trust, voting as a class, approved a plan of liquidation and dissolution for the fund, providing for the sale of all of the assets of the fund and the distribution of the proceeds to fund shareholders on or shortly before April 15, 2002. The following votes were cast regarding this matter:

                                             SHARES           SHARES                       BROKER
                                           VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS   NON-VOTES
                                          -------------  -----------------  -----------  -----------
Minnesota Municipal Term Trust               2,933,121           77,988        109,638    2,364,484

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

--------------------------------------------------------------------------------

            2001 Annual Report  34  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call EquiServe at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are

--------------------------------------------------------------------------------

            2001 Annual Report  35  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax, just as they would be if received in cash. When shares are issued by the fund at a discount from market value, shareholders will be treated as having received distributions of an amount equal to the full market value of those shares. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

--------------------------------------------------------------------------------

            2001 Annual Report  36  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 43011, Providence, RI 02940-3011, 1-800-543-1627.

--------------------------------------------------------------------------------

            2001 Annual Report  37  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

           DIRECTORS AND OFFICERS OF THE FUND

                                                                                             NUMBER OF            OTHER
                         POSITION(S)       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)   PORTFOLIOS IN FUND   DIRECTORSHIPS
                             HELD           AND LENGTH OF            DURING PAST          COMPLEX OVERSEEN       HELD BY
NAME, ADDRESS, AND AGE    WITH FUND          TIME SERVED               5 YEARS              BY DIRECTOR         DIRECTOR
----------------------  --------------  ---------------------  -----------------------  --------------------  -------------
INDEPENDENT DIRECTORS

Robert J. Dayton,       Director        Term expiring earlier  Retired Chief Executive  First American Funds      None
5140 Norwest Center,                    of death,              Officer, Okabena         Complex: fifteen
Minneapolis, Minnesota                  resignation, removal,  Company, a private       Registered
55402 (59)                              disqualification, or   family financial         Investment
                                        successor duly         services office;         Companies, including
                                        elected and            Chairman, Okabena        seventy three
                                        qualified. Director    Company Board            portfolios
                                        of MNA and MNB since   (1989-present); Chief
                                        August 1998            Executive Officer,
                                                               Okabena Company
                                                               (1993-June 2001)

Roger A. Gibson,        Director        Term expiring earlier  Vice President,          First American Funds      None
1020 15th Street,                       of death,              Cargo -- United          Complex: fifteen
Suite 41A,                              resignation, removal,  Airlines, since July     Registered
Denver, Colorado 80202                  disqualification, or   2001; Vice President,    Investment
(55)                                    successor duly         North America --         Companies, including
                                        elected and            Mountain Region for      seventy three
                                        qualified. Director    United Airlines          portfolios
                                        of MNB and MNA since   (1995-2001)
                                        August 1998

Andrew M. Hunter III,   Director        Term expiring earlier  Chairman, Hunter, Keith  First American Funds      None
537 Harrington Road,                    of death,              Industries, a            Complex: fifteen
Wayzata, Minnesota                      resignation, removal,  diversified              Registered
55391 (54)                              disqualification, or   manufacturing and        Investment
                                        successor duly         services management      Companies, including
                                        elected and            company, since 1975      seventy three
                                        qualified. Director                             portfolios
                                        of MNA and MNB since
                                        August 1998

Leonard W. Kedrowski,   Director        Term expiring earlier  Owner, Executive and     First American Funds      None
16 Dellwood Avenue,                     of death,              Management               Complex: fifteen
Dellwood, Minnesota                     resignation, removal,  Consulting, Inc., a      Registered
55110 (60)                              disqualification, or   management consulting    Investment
                                        successor duly         firm, since 1992; Chief  Companies, including
                                        elected and            Executive Officer,       seventy three
                                        qualified. Director    Creative Promotions      portfolios
                                        of MNA and MNB since   International, LLC, a
                                        August 1998            promotional award
                                                               programs and products
                                                               company, since 1999;
                                                               Board member, GC
                                                               McGuiggan Corporation
                                                               (dba Smyth Companies),
                                                               manufacturer of
                                                               designer doors; acted
                                                               as CEO of Graphics
                                                               Unlimited from
                                                               1996-1998

Richard K. Riederer,    Director        Term expiring earlier  Retired; President and   First American Funds      None
741 Chestnut Road,                      of death,              Chief Executive          Complex: fifteen
Sewickley,                              resignation, removal,  Officer, Weirton Steel   Registered
Pennsylvania                            disqualification, or   (1995-2001); Director,   Investment
15143 (57)                              successor duly         Weirton Steel            Companies, including
                                        elected and            (1993-2001); Executive   seventy three
                                        qualified. Director    Vice President and       portfolios
                                        of MNA and MNB since   Chief Financial
                                        August 2001            Officer, Weirton Steel,
                                                               (1994- 1995); Vice
                                                               President of Finance
                                                               and Chief Financial
                                                               Officer, Weirton Steel
                                                               (1989-1994)

--------------------------------------------------------------------------------

            2001 Annual Report  38  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                             NUMBER OF            OTHER
                         POSITION(S)       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)   PORTFOLIOS IN FUND   DIRECTORSHIPS
                             HELD           AND LENGTH OF            DURING PAST          COMPLEX OVERSEEN       HELD BY
NAME, ADDRESS, AND AGE    WITH FUND          TIME SERVED               5 YEARS              BY DIRECTOR         DIRECTOR
----------------------  --------------  ---------------------  -----------------------  --------------------  -------------
Joseph D. Strauss,      Director        Term expiring earlier  Chairman of FAF's and    First American Funds      None
8525 Edinbrook                          of death,              FAIF's Boards from 1993  Complex: fifteen
Crossing, Suite 5,                      resignation, removal,  to September 1997 and    Registered
Brooklyn Park,                          disqualification, or   of FASF's Board from     Investment
Minnesota 55443 (61)                    successor duly         June 1996 to September   Companies, including
                                        elected and            1997; President of FAF   seventy three
                                        qualified. Director    and FAIF from June 1989  portfolios
                                        of MNA and MNB since   to November 1989; Owner
                                        August 1998            and Executive Officer,
                                                               ExcensusTM LLC, a
                                                               consulting firm, since
                                                               2001; Owner and
                                                               President, Strauss
                                                               Management Company,
                                                               since 1993; Owner,
                                                               Chairman and Chief
                                                               Executive Officer,
                                                               Community Resource
                                                               Partnerships, Inc., a
                                                               strategic planning,
                                                               operations management,
                                                               government relations,
                                                               transportation planning
                                                               and public relations
                                                               organization, since
                                                               1993; attorney at law
Virginia L. Stringer,   Chair;          Chair Term three       Owner and President,     First American Funds      None
712 Linwood Avenue,     Director        years. Directors Term  Strategic Management     Complex: fifteen
St. Paul, Minnesota                     expiring earlier of    Resources, Inc., since   Registered
55105 (57)                              death, resignation,    1993; Executive          Investment
                                        removal,               Consultant for State     Companies, including
                                        disqualification, or   Farm Insurance Company   seventy three
                                        successor duly         since 1997; formerly     portfolios
                                        elected and            President and Director,
                                        qualified. Chair of    The Inventure Group, a
                                        FAIP's Board since     management consulting
                                        1999; Director of MNA  and training company;
                                        and MNB since August   President,
                                        1998                   Scott's, Inc., a
                                                               transportation company,
                                                               and Vice President of
                                                               Human Resources, The
                                                               Pillsbury Company
James M. Wade,          Director        Term expiring earlier  Owner and President,     First American Funds      None
2802 Wind Bluff                         of death,              Jim Wade Homes, a        Complex: fifteen
Circle,                                 resignation, removal,  homebuilding company,    Registered
Wilmington, North                       disqualification, or   since 1999; Vice         Investment
Carolina 28409 (58)                     successor duly         President and Chief      Companies, including
                                        elected and            Financial Officer,       seventy three
                                        qualified. Director    Johnson                  portfolios
                                        of MNA and MNB since   Controls, Inc., a
                                        August 2001            controls manufacturing
                                                               company (1987-1991)
INTERESTED DIRECTOR(S)
John M. Murphy, Jr.,    Director        Term expiring earlier  Chairman and Chief       First American Funds      None
800 Nicollet Mall,                      of death,              Investment Officer,      Complex: fifteen
Minneapolis, Minnesota                  resignation, removal,  First American Asset     Registered
55402 (60)*                             disqualification, or   Management and U.S.      Investment
                                        successor duly         Bank Trust, N.A., and    Companies, including
                                        elected and            Executive Vice           seventy three
                                        qualified. Director    President, U.S. Bancorp  portfolios
                                        of MNA and MNB since   (1991- 1999); Executive
                                        August 1999            Vice President, U.S.
                                                               Bancorp since January
                                                               1999; Minnesota State
                                                               Chairman -- U.S.
                                                               Bancorp since 2000

* MR. MURPHY IS CONSIDERED AN "INTERESTED" DIRECTOR BECAUSE OF HIS EMPLOYMENT WITH U.S. BANCORP, U.S. BANCORP ASSET MANAGEMENT AND ITS PREDECESSOR, FIRST AMERICAN ASSET MANAGEMENT, U.S. BANK TRUST, NATIONAL ASSOCIATION., AND HIS OWNERSHIP OF SECURITIES ISSUED BY U.S. BANCORP.
     THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-677-FUND, OR WRITING FIRST AMERICAN FUNDS, P.O. BOX 1330, MINNEAPOLIS, MINNESOTA, 55440-1330.

--------------------------------------------------------------------------------

            2001 Annual Report  39  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                             NUMBER OF            OTHER
                         POSITION(S)       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)   PORTFOLIOS IN FUND   DIRECTORSHIPS
                             HELD           AND LENGTH OF            DURING PAST          COMPLEX OVERSEEN       HELD BY
NAME, ADDRESS, AND AGE    WITH FUND          TIME SERVED               5 YEARS              BY DIRECTOR         DIRECTOR
----------------------  --------------  ---------------------  -----------------------  --------------------  -------------
OFFICERS
Thomas S. Schreier,     President       Re-elected by the      Chief Executive Officer           NA                NA
Jr.,                                    Board annually;        of U.S. Bancorp Asset
U.S. Bancorp Asset                      President of MNA and   Management, Inc. since
Management, Inc.,                       MNB since February     May 2001; Chief
800 Nicollet Mall,                      2001                   Executive Officer of
Minneapolis, Minnesota                                         First American Asset
55402 (39)*                                                    Management from
                                                               December 2000 through
                                                               May 2001 and of Firstar
                                                               Investment & Research
                                                               Management Company from
                                                               February 2001 through
                                                               May 2001; Senior
                                                               Managing Director and
                                                               Head of Equity Research
                                                               of U.S. Bancorp Piper
                                                               Jaffray through
                                                               December 2000; Senior
                                                               Airline Analyst and
                                                               Director of Equity
                                                               Research of Credit
                                                               Suisse First Boston
                                                               through 1998
Mark S. Jordahl,        Vice            Re-elected by the      Chief Investment                  NA                NA
U.S. Bancorp Asset      President --    Board annually; Vice   Officer of U.S. Bancorp
Management, Inc.        Investments     President --           Asset Management, Inc.
800 Nicollet Mall,                      Investments of MNA     since September 2001;
Minneapolis, Minnesota                  and MNB since          President and Chief
55402 (41)*                             September 2001         Investment Officer, ING
                                                               Investment
                                                               Management -- Americas
                                                               (September 2000 to
                                                               present); Senior Vice
                                                               President and Chief
                                                               Investment Officer,
                                                               ReliaStar Financial
                                                               Corp. (January 1998 to
                                                               September 2000);
                                                               Executive Vice
                                                               President and Managing
                                                               Director, Washington
                                                               Square Advisers
                                                               (January 1996 to
                                                               December 1997); Senior
                                                               Vice President, Private
                                                               Placements, Washington
                                                               Square Capital, Inc.
                                                               (January 1992 to
                                                               January 1996)
Peter O. Torvik,        Vice            Re-elected by the      Executive Vice                    NA                NA
U.S. Bancorp Asset      President --    Board annually; Vice   President of U.S.
Management, Inc.        Marketing       President --           Bancorp Asset
800 Nicollet Mall,                      Marketing of MNA and   Management since May
Minneapolis, Minnesota                  MNB since September    2001; Executive Vice
55402 (47)*                             2000                   President of First
                                                               American Asset
                                                               Management from
                                                               February 2001 through
                                                               May 2001; President and
                                                               partner of DPG Group, a
                                                               Florida-based
                                                               partnership engaged in
                                                               affinity marketing
                                                               through 2000
Jeffery M. Wilson,      Vice            Re-elected by the      Senior Vice President             NA                NA
U.S. Bancorp Asset      President --    Board annually; Vice   of U.S. Bancorp Asset
Management, Inc.        Administration  President --           Management since May
800 Nicollet Mall,                      Administration of MNA  2001; Senior Vice
Minneapolis, Minnesota                  and MNB since March    President of First
55402 (45)*                             2000                   American Asset
                                                               Management through May
                                                               2001
Robert H. Nelson,       Treasurer       Re-elected by the      Senior Vice President             NA                NA
U.S. Bancorp Asset                      Board annually;        of U.S. Bancorp Asset
Management, Inc.                        Treasurer of MNA and   Management since May
800 Nicollet Mall,                      MNB since March 2000   2001; Senior Vice
Minneapolis, Minnesota                                         President of First
55402 (38)*                                                    American Asset
                                                               Management from 1998
                                                               through May 2001 and of
                                                               Firstar Investment &
                                                               Research Management
                                                               Company from February
                                                               2001 through May 2001;
                                                               Senior Vice President
                                                               of Piper Capital
                                                               Management Inc. through
                                                               1998

--------------------------------------------------------------------------------

            2001 Annual Report  40  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                             NUMBER OF            OTHER
                         POSITION(S)       TERM OF OFFICE      PRINCIPAL OCCUPATION(S)   PORTFOLIOS IN FUND   DIRECTORSHIPS
                             HELD           AND LENGTH OF            DURING PAST          COMPLEX OVERSEEN       HELD BY
NAME, ADDRESS, AND AGE    WITH FUND          TIME SERVED               5 YEARS              BY DIRECTOR         DIRECTOR
----------------------  --------------  ---------------------  -----------------------  --------------------  -------------
James L. Chosy,         Secretary       Re-elected by the      Associate General                 NA                NA
U.S. Bancorp Asset                      Board annually;        Counsel of U.S. Bancorp
Management, Inc.                        Secretary of MNA and   since 1996
800 Nicollet Mall,                      MNB since February
Minneapolis, Minnesota                  2001
55402 (38)*

Michael J. Radmer,      Assistant       Re-elected by the      Partner, Dorsey &                 NA                NA
50 South Sixth Street,  Secretary       Board annually;        Whitney LLP, a
Suite 1500,                             Assistant Secretary    Minneapolis- based law
Minneapolis, Minnesota                  of MNA and MNB since   firm
55402 (56)                              March 2000; Secretary
                                        of MNA and MNB from
                                        September 1999
                                        through March 2000

James D. Alt,           Assistant       Re-elected by the      Partner, Dorsey &                 NA                NA
50 South Sixth Street,  Secretary       Board annually;        Whitney LLP, a
Suite 1500,                             Assistant Secretary    Minneapolis- based law
Minneapolis, Minnesota                  of MNA and MNB since   firm
55402 (50)                              September 1999

Kathleen L. Prudhomme,  Assistant       Re-elected by the      Partner, Dorsey &                 NA                NA
50 South Sixth Street,  Secretary       Board annually;        Whitney LLP, a
Suite 1500,                             Assistant Secretary    Minneapolis- based law
Minneapolis, Minnesota                  of MNA and MNB since   firm
55402 (48)                              September 1999

Douglas G. Hess,        Assistant       Re-elected by the      Assistant Vice                    NA                NA
612 E. Michigan         Secretary       Board annually;        President, Fund
Street,                                 Assistant Secretary    Compliance
Milwaukee, WI                           of MNA and MNB since   Administrator, U.S.
53202 (34)                              September 2001         Bancorp Fund Services,
                                                               LLC (FKA Firstar Mutual
                                                               Fund Services, LLC)
                                                               since March 1997

* MESSRS. SCHREIER, JORDAHL, TORVIK, WILSON, NELSON AND CHOSY ARE EACH OFFICERS OF U.S. BANCORP ASSET MANAGEMENT, INC., WHICH SERVES AS INVESTMENT ADVISOR FOR MNA AND MNB.

--------------------------------------------------------------------------------

            2001 Annual Report  41  Minnesota Municipal Term Trusts

[US BANCORP ASSET MANAGEMENT LOGO]


MINNESOTA MUNICIPAL TERM TRUSTS

2001  ANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a subsidiary of U.S. Bank National Association. U.S. Bank National Association is a separate entity and wholly owned subsidiary of U.S. Bancorp.




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